Vessels Under Construction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Payments to shipyard		$ 180,629	$ 239,179
Capitalized interest	$ 1,024
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Vessels under construction as of January 1		150,492
Other payments including initial stores and site costs		4,783
Capitalized interest		1,715
Transfer to vessels in operation		(331,121)
Vessels under construction as of December 31			$ 150,492
Vessels Under Construction [Member] | Shipyard [Member]
Property, Plant and Equipment [Line Items]
Payments to shipyard		$ 174,131